Intangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets

(4) INTANGIBLE ASSETS

Identifiable acquisition-related intangible assets as of December 31, 2015 and June 30, 2015 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
	(in millions)
December 31, 2015
Finite-Lived Intangible Assets
Customer relationships	$1,102.3	$(191.1)	$911.2
Trade names	0.2	(0.2)	—
Underlying rights	1.7	(0.3)	1.4
Total	1,104.2	(191.6)	912.6
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	16.9	—	16.9
Total	$1,124.6	$(191.6)	$933.0
June 30, 2015
Finite-Lived Intangible Assets
Customer relationships	$1,080.3	$(155.0)	$925.3
Trade names	0.2	(0.1)	0.1
Underlying rights	1.7	(0.2)	1.5
Total	1,082.2	(155.3)	926.9
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	17.9	—	17.9
Total	$1,103.6	$(155.3)	$948.3

(7) INTANGIBLE ASSETS

Identifiable acquisition-related intangible assets as of June 30, 2015 and 2014 were as follows (in millions):

	Gross Carrying Amount	Accumulated Amortization	Net
June 30, 2015
Finite-Lived Intangible Assets
Customer relationships	$1,080.3	$(155.0)	$925.3
Trade names	0.2	(0.1)	0.1
Underlying rights	1.7	(0.2)	1.5
Total	1,082.2	(155.3)	926.9
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	17.9	—	17.9
Total	$1,103.6	$(155.3)	$948.3
June 30, 2014
Finite-Lived Intangible Assets
Customer relationships	$789.2	$(103.6)	$685.6
Trade names	0.1	—	0.1
Underlying rights	1.8	(0.1)	1.7
Total	791.1	(103.7)	687.4
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying rights	19.4	—	19.4
Total	$814.0	$(103.7)	$710.3

The weighted average remaining amortization period for the Company’s customer relationships and trade name assets is 16.3 years and 1.0 years, respectively. The Company has determined that certain underlying rights (including easements) and the certifications have indefinite lives. The amortization period for underlying rights (including easements) is 20 years. The amortization of intangible assets for the years ended June 30, 2015, 2014 and 2013 was $54.8 million, $44.0 million, and $44.4 million, respectively.

During the years ended June 30, 2015 and 2014, the Company wrote off $3.5 million and $27.2 million in fully amortized intangible assets, respectively. Estimated future amortization of finite-lived intangible assets is as follows (in millions):

Year Ended June 30,
2016	$66.3
2017	66.2
2018	66.2
2019	66.2
2020	62.6
Thereafter	599.4
Total	$926.9